Item 1. Schedule of Investments


 T. Rowe Price Summit Municipal Income Fund
 (Unaudited)                                                   July 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                             $ Par        Value
 (Amounts in 000s)


 ALABAMA  1.7%
 Alabama Public School & College Auth.
 5.50%, 9/1/29 (MBIA Insured)                             1,000        1,043

 Baldwin County Eastern Shore Hosp. Auth., Thomas Hosp.
 6.75%, 4/1/21                                            200          205

 Camden IDRB, Weyerhaeuser, 6.125%, 12/1/24               300          313

 Total Alabama (Cost  $1,527)                                          1,561

 ALASKA  2.3%
 Alaska HFC, Single Family, 5.75%, 12/1/11 #              1,115        1,140

 Alaska Student Loan Corp., 5.10%, 7/1/10 (AMBAC
 Insured) #                                               1,000        1,063

 Total Alaska (Cost  $2,110)                                           2,203

 ARIZONA  3.1%
 Phoenix, 5.875%, 7/1/18 (Prerefunded 7/1/10+)            575          651

 Phoenix Civic Improvement Corp., 6.25%, 7/1/17
 (Prerefunded 7/1/10+) (FGIC Insured)                     1,000        1,170

 Salt River Agricultural Improvement & Power Dist.,
5.00%,
 1/1/08                                                   600          645

 Tempe IDA, Friendship Village of Tempe, 6.75%, 12/1/30   300          302

 Yavapai County IDA, Yavapai Regional Medical Center,
 6.00%, 8/1/33                                            200          202

 Total Arizona (Cost  $2,744)                                          2,970

 CALIFORNIA  10.2%
 California CDA, Kaiser Permanente
 2.30%, 4/1/34 (Tender 5/1/07)                            500          494

 California, GO
 5.50%, 11/1/33                                           250          259

 5.65%, 6/1/30                                            500          522

 California, Economic Recovery, 5.00%, 7/1/23 (Tender
 7/1/07)                                                  500          536

 California Dept. of Water Resources
 5.25%, 5/1/09 (MBIA Insured)                             1,000        1,101

 5.50%, 5/1/14 (AMBAC Insured)                            1,000        1,110

 5.75%, 5/1/17                                            200          221

 California, PCR, 3.50%, 12/1/23
 (Tender 6/1/07) (FGIC Insured) #                         500          506

 California Public Works Board, Dept. of Corrections
 5.25%, 6/1/28                                            1,000        1,000

Chula Vista, Multi-Family Housing, 7.50%, 1/1/32 #       455            425

 Chula Vista PCR, San Diego Gas & Electric, 5.50%,
 12/1/21 #                                               500            515

 Golden State Tobacco Securitization Corp., Tobacco
 Settlement 5.625%, 6/1/38                               1,000          1,011

 Pomona Unified School Dist., GO, 6.15%, 8/1/15 (MBIA
 Insured)                                                145            169

 Poway Community Fac., Dist. No. 88-1, 6.75%, 8/15/15    425            471

 Sacramento City Fin. Auth., Sacramento Hotel &
 Convention Center 6.25%, 1/1/30                         500            501

 San Diego Unified School Dist., Election 98E, 5.25%,
 7/1/24
 (FSA Insured)                                           500            525

 Santa Ana Housing Auth., Multi-Family Villa, 5.65%,
 11/1/21 (Tender 11/1/06) #                              300            303

 Total California (Cost  $9,536)                                        9,669

 COLORADO  1.4%
 Arapahoe County, Zero Coupon, 8/31/26 (Prerefunded
 8/31/05+)                                               2,000          409

 Colorado HFA
 Adventist Health System, 6.625%, 11/15/26               500            544

 Covenant Retirement Communities, 6.125%, 12/1/33        100            101

 Denver City & County Airport, 6.25%, 11/15/05
 (MBIA Insured) #                                        250            264

 Total Colorado (Cost  $1,265)                                          1,318

 CONNECTICUT  0.6%
 Mashantucket Western Pequot Tribe, 144A
 5.70%, 9/1/12                                           250            266

 5.75%, 9/1/27                                           300            305

 Total Connecticut (Cost  $537)                                         571

 DELAWARE  1.9%
 Delaware HFA, Catholic Health East, 5.75%, 11/15/33     250            257

 Delaware Housing Auth., Multi-Family, 5.40%, 7/1/24     1,465          1,499

 Total Delaware (Cost  $1,724)                                          1,756

 DISTRICT OF COLUMBIA  2.4%
 District of Columbia, GO, 6.00%, 6/1/17 (MBIA Insured)  1,100          1,282

 Metropolitan Washington D.C. Airports Auth., 5.50%,
 10/1/27  (MBIA Insured) #                               1,000          1,021

Total District of Columbia (Cost  $2,147)                               2,303

 FLORIDA  1.8%
 Double Branch Community Dev. Dist., 5.60%, 5/1/07       145            145

 Fishawk Community Dev. Dist.
 5.00%, 11/1/07                                          215            216

 5.125%, 11/1/09                                         250            250

 Jacksonville, 5.25%, 10/1/20 (MBIA Insured) #           1,000          1,059

 Total Florida (Cost  $1,635)                                           1,670

 GEORGIA  4.1%
 Athens - Clarke County Residential Care Fac.
 Wesley Woods of Athens, 6.375%, 10/1/27                 200            172

 Atlanta Airport
 5.50%, 1/1/26 (Prerefunded 1/1/10+) (FGIC
 Insured)                                                200            224

 6.25%, 1/1/14 (FGIC Insured) #                          1,000          1,121

 Chatham County Hosp. Auth., Memorial Univ. Medical
 Center 6.125%, 1/1/24                                   750            789

 Coweta County Residential Care Fac. for the Elderly
 Wesley Woods of Newnan-Peachtree City, 8.20%,           215            223

 Fulton County Residential Care Fac. for the Elderly
 Canterbury Court, 6.125%, 2/15/26                       250            247

 Milledgeville & Baldwin County Dev. Auth.
 Georgia College & State Univ. Foundation, 6.00%,        500            516

 Municipal Electric Auth. of Georgia, 5.70%, 1/1/19
 (Escrowed to Maturity) (MBIA Insured)                   100            113

 Rockdale County Dev. Auth., Pratt Industries USA,
7.50%,
 1/1/26 #                                                225            233

 Savannah Economic Dev. Auth., Marshes of Skidaway,
 7.40%, 1/1/34                                           250            251

 Total Georgia (Cost  $3,738)                                           3,889

 HAWAII  0.5%
 Hawaii Dept. of Budget & Fin., Hawaii Pacific Health,
 6.25%, 7/1/21                                           500            516

 Total Hawaii (Cost  $498)                                              516

 IDAHO  0.0%
 Idaho Housing Agency, Single Family, 6.60%, 7/1/27 #    32             33

 Total Idaho (Cost  $32)                                                33

ILLINOIS  4.4%
 Chicago, 6.75%, 1/1/35 (Prerefunded 7/1/10+) (FGIC
 Insured)                                                500            598

 Chicago O' Hare International Airport
 VRDN (Currently 1.18%) (AMBAC Insured) #                400            400

 5.75%, 1/1/21 (MBIA Insured) #                          1,000          1,081

 Granite City-Madison County, Waste Management, 5.00%,
 5/1/27 (Tender 5/1/05) #                                750            763

 Illinois HFA
 Community Hosp. of Ottawa, 6.85%, 8/15/24               200            204

 Glen Oaks Medical Center, 7.00%, 11/15/19
 (Escrowed to Maturity)                                  145            158

 Lutheran Senior Ministries, 7.375%, 8/15/31             250            246

 Riverside Health, 6.00%, 11/15/32                       500            514

 Village of Carol Stream, Windsor Park Manor, 7.20%,
 12/1/14 (Prerefunded 12/1/07+)                          200            231

 Total Illinois (Cost  $3,983)                                          4,195

 INDIANA  1.8%
 Indiana Transportation Fin. Auth., 5.375%, 12/1/25      1,000          1,039

 Whiting
 BP Amoco
 VRDN (Currently 1.15%) #                                400            400

 VRDN (Currently 1.15%) #                                300            300

 Total Indiana (Cost  $1,659)                                           1,739

 IOWA  0.8%
 Iowa Fin. Auth.
 Single Family Mortgage, 5.70%, 1/1/27                   545            559

 Wesley Retirement Services, 6.25%, 2/1/12
 (Prerefunded 8/1/05+)                                   160            168

 Total Iowa (Cost  $678)                                                727

 KANSAS  3.0%
 Burlington, PCR, Gas & Electric, 5.30%, 6/1/31 (MBIA
 Insured)                                                1,000          1,029

 City of Olathe, Aberdeen Village, 8.00%, 5/15/30        250            272

 Johnson County Union School Dist. 233, Olathe, GO
 5.50%, 9/1/16 (FGIC Insured)                            1,000          1,133

 Lenexa Health Care Fac., Lakeview Village, 6.875%,
 5/15/32                                                 400            417

Total Kansas (Cost  $2,706)                                             2,851

 LOUISIANA  1.5%
 Hodge Utility, PCR, Stone Container Corp., 7.45%,
 3/1/24 #                                                300            306

 Louisiana, Gas & Fuels, GO, 5.375%, 6/1/19 (AMBAC
 Insured)                                                1,000          1,078

 Total Louisiana (Cost  $1,355)                                         1,384

 MARYLAND  4.9%
 Maryland Economic Dev. Corp.
 Anne Arundel County Golf Course, 8.25%, 6/1/28          150            139

 Aviation Administration, 5.50%, 6/1/13 (FSA Insured)
 #                                                       600            659

 Morgan State Univ. Student Housing, 6.00%, 7/1/22       500            516

 The Associated Jewish Charities, 5.50%, 7/15/09         445            471

 Maryland Energy Fin. Administration, Baltimore
 Wastewater
 6.45%, 12/1/16 #                                        500            524

 Maryland HHEFA
 Adventist Healthcare, 5.75%, 1/1/25                     500            500

 Univ. of Maryland Medical System, 6.625%, 7/1/20        850            951

 Maryland Stadium Auth., Sports Fac. Leasing
 VRDN (Currently 1.12%) #                                640            640

 Northeast Maryland Waste Disposal Auth., IDRB, Waste
 Management, 5.00%, 1/1/12 #                             200            202

 Total Maryland (Cost  $4,456)                                          4,602

 MASSACHUSETTS  2.8%
 Massachusetts
 5.25%, 10/1/22 (Prerefunded 10/1/13+)                   250            276

 GO, 5.25%, 8/1/19 (Prerefunded 8/1/13+)                 1,000          1,100

 Massachusetts Water Pollution Abatement Trust
 Massachusetts Water Resources Auth., 6.00%, 8/1/18      1,050          1,244

 Total Massachusetts (Cost  $2,355)                                     2,620

 MICHIGAN  0.9%
 Cornell Township Economic Dev., PCR, MeadWestvaco
 5.875%, 5/1/18                                          250            259

 Michigan Strategic Fund, Ford Motor, 7.10%, 2/1/06      250            265

 Univ. of Michigan Regents, Medical Savings Plan
 VRDN (Currently 1.10%)                                  300            300

Total Michigan (Cost  $821)                                             824

 MINNESOTA  0.3%
 Minneapolis-St. Paul Metropolitan Airport Commission
 Northwest Airlines, 6.50%, 4/1/25 (Tender 4/1/05) #     300            284

 Total Minnesota (Cost  $300)                                           284

 MISSISSIPPI  0.6%
 Mississippi Business Fin. Corp., PCR, Entergy, 5.875%,
 4/1/22                                                  500            501

 Warren County, PCR, Entergy, 7.00%, 4/1/22              100            102

 Total Mississippi (Cost  $597)                                         603

 MISSOURI  1.4%
 Missouri Higher Ed. Loan Auth., 5.85%, 7/15/10 #        1,000          1,084

 Sugar Creek, IDRB, LaFarge North America, 5.65%,
 6/1/37 #                                                250            247

 Total Missouri (Cost  $1,250)                                          1,331

 NEVADA  0.9%
 Clark County Airport, Las Vegas McCarran International
 Airport                                                 250            263

 Clark County, IDRB, PCR
 Southwest Gas
 5.45%, 3/1/38 (Tender 3/1/13)                           250            261

 6.50%, 12/1/33 #                                        200            201

 Henderson Local Improvement Dist., Sun City Anthem
 Phase II                                                150            150

 Total Nevada (Cost  $833)                                              875

 NEW HAMPSHIRE  0.9%
 New Hampshire Business Fin. Auth., PCR, Public Service
 5.45%, 5/1/21 (MBIA Insured)                            750            804

 New Hampshire Housing Fin. Agency, Single Family
 Mortgage
 6.85%, 7/1/14 #                                         25             25

 Total New Hampshire (Cost  $804)                                       829

 NEW JERSEY  4.8%
New Jersey Economic Dev. Auth.
 Harrogate, 5.55%, 12/1/07                                150          157

 IDRB, Continental Airlines, 6.25%, 9/15/19 #             700          555

 The Evergreens, 6.00%, 10/1/17                           130          132

 Winchester Gardens, 8.625%, 11/1/25 (Prerefunded
 11/1/06+)                                                210          242

 New Jersey HFFA
 Irvington General Hosp., 5.875%, 8/1/06 (Prerefunded
 8/1/04+)                                                 15           15

 Pascack Valley Hosp. Assoc., 6.625%, 7/1/36              400          357

 South Jersey Hosp., 5.875%, 7/1/21                       750          781

 New Jersey Housing & Mortgage Fin. Agency, Single
 Family
 6.35%, 10/1/27 (MBIA Insured) #                          30           31

 New Jersey Sports & Exhibition Auth., Monmouth
 8.00%, 1/1/25 (Prerefunded 1/1/05+)                      100          105

 New Jersey Transportation Trust Fund Auth., 6.00%,
 6/15/07 (Escrowed to Maturity)                           1,000        1,101

 Port Auth. of New York & New Jersey
 5.875%, 9/15/15 (FGIC Insured) #                         1,000        1,074

 Total New Jersey (Cost  $4,520)                                       4,550

 NEW MEXICO  0.2%
 New Mexico Mortgage Fin. Auth., Single Family, 6.30%,
 9/1/27                                                   190          191

 Total New Mexico (Cost  $190)                                         191

 NEW YORK  7.8%
 Dormitory Auth. of the State of New York
 Nyack Hosp., 6.00%, 7/1/06                               110          107

 State Univ. of New York, 4.00%, 2/15/06                  500          514

 Madison County IDA, Colgate Univ., 5.00%, 7/1/33         360          356

 Nassau County, 7.00%, 3/1/13 (Prerefunded 3/1/10+) (FSA
 Insured)                                                 655          778

 Nassau County IDA, 6.80%, 1/1/11
 (Prerefunded 1/1/05+)                                    290          302

 New York City, GO
 5.00%, 8/1/06                                            1,000        1,054

 5.75%, 3/1/20                                            1,000        1,085

 6.25%, 8/1/09                                            335          363

 6.25%, 8/1/09 (Prerefunded 8/1/06+)                      15           17

 New York Environmental Fac. Corp., PCR
 6.90%, 11/15/15                                          5            5

6.90%, 11/15/15 (Prerefunded 11/15/04+)                   195          202

 Waste Management, 4.45%, 7/1/17
 (Tender 7/1/09) #                                        250          253

 New York Metropolitan Transportation Auth., 5.125%,
 11/15/31                                                 250          250

 New York Mortgage Agency, Single Family
 5.85%, 10/1/18 #                                         725          767

 Tobacco Settlement Fin. Corp.
 5.25%, 6/1/20 (AMBAC Insured)                            500          524

 5.25%, 6/1/21 (AMBAC Insured)                            500          522

 Yonkers Ind. Dev. Agency, Civic Fac., 6.625%, 2/1/26     250          265

 Total New York (Cost  $7,107)                                         7,364

 NORTH CAROLINA  2.0%
 North Carolina Eastern Municipal Power Agency
 5.30%, 1/1/15                                            500          523

 6.70%, 1/1/19                                            700          776

 North Carolina Municipal Power Agency #1, Catawba
 Electric
 5.50%, 1/1/13                                            500          544

 Total North Carolina (Cost  $1,726)                                   1,843

 OHIO  3.4%
 Akron, Baseball, COP, STEP, 6.90%, 12/1/16               300          323

 Cuyahoga County Hosp., Cleveland Clinic Obligation Group
 6.00%, 1/1/32                                            350          370

 Franklin County, Ohio Presbyterian Retirement Services
 7.125%, 7/1/29                                           500          527

 Ohio Building Auth., Adult Correctional Fac., 5.50%,
 10/1/11                                                  1,000        1,108

 Ohio Water Dev. Auth.
 Fresh Water, 5.375%, 12/1/21                             750          800

 PCR, Toledo, FirstEnergy Corp., 8.00%, 10/1/23 #         100          103

 Total Ohio (Cost  $3,050)                                             3,231

 OREGON  2.0%
 Multnomah County Hosp. Fac. Auth., Providence Health
 System 5.25%, 10/1/24                                    1,000        1,030

 Portland Sewer, 5.75%, 8/1/20 (FGIC Insured)             750          830

 Total Oregon (Cost  $1,780)                                           1,860

PENNSYLVANIA  5.7%
 Cumberland County Municipal Auth., Wesley Affiliated
 Services 7.125%, 1/1/25                                  400          402

 Montgomery County HHEFA, Foulkeways at Gwynedd
 6.75%, 11/15/24                                          400          414

 Pennsylvania Turnpike Commission, 5.50%, 7/15/33
 (AMBAC Insured)                                          1,000        1,051

 Philadelphia School Dist.
 5.50%, 2/1/22 (Prerefunded 2/1/12+) (FSA
 Insured)                                                 1,000        1,124

 5.50%, 2/1/31 (Prerefunded 2/1/12+) (FSA
 Insured)                                                 1,000        1,124

 West Shore Area Auth.
 Holy Spirit Hosp.
 6.20%, 1/1/26                                            500          510

 6.25%, 1/1/32                                            250          254

 Westmoreland County IDA
 Redstone Presbyterian Seniorcare
 7.50%, 11/15/15                                          200          210

 8.00%, 11/15/23                                          300          321

 Total Pennsylvania (Cost  $5,089)                                     5,410

 PUERTO RICO  1.7%
 Puerto Rico Highway & Transportation Auth., 5.50%,
 7/1/15                                                   250          277

 Puerto Rico Public Buildings Auth., GO
 4.00%, 7/1/26 (Tender 7/1/07) (MBIA Insured)             275          287

 5.50%, 7/1/24                                            1,000        1,056

 Total Puerto Rico (Cost  $1,547)                                      1,620

 SOUTH CAROLINA  1.4%
 South Carolina Public Service Auth.
 5.25%, 1/1/18 (FSA Insured)                              1,000        1,073

 6.25%, 1/1/22 (AMBAC Insured)                            200          215

 Total South Carolina (Cost  $1,234)                                   1,288

 TENNESSEE 1.2% Memphis-Shelby County Airport Auth.
 6.25%, 2/15/09 (MBIA Insured) #                          290          324

 6.25%, 2/15/11 (MBIA Insured) #                          100          113

Shelby County Health Ed. & Housing Board, The Village at
 Germantown, 7.25%, 12/1/34                              250            253

 Sullivan County Health, Ed. & Housing, Wellmont Health
 System
 6.25%, 9/1/22                                           400            410

 Total Tennessee (Cost  $1,050)                                         1,100

 TEXAS  7.5%
 Amarillo Health Fac. Dev. Corp., Sears Panhandle
 Retirement
 7.75%, 8/15/26 (Prerefunded 8/15/06+)                   200            227

 Brazos River Auth., PCR
 Centerpoint Energy, 7.75%, 12/1/18                      250            272

 TXU Energy
 5.75%, 5/1/36 (Tender 11/1/11) #                        150            154

 7.70%, 4/1/33 #                                         150            174

 Dallas Fort Worth Airport, 5.50%, 11/1/31
 (FGIC Insured) #                                        1,000          1,021

 Gulf Coast IDA, BP Amoco, VRDN (Currently 1.15%) #      440            440

 Gulf Coast Waste Disposal Auth., Anheuser-Busch
 5.90%, 4/1/36 #                                         500            517

 Harris County, 6.375%, 8/15/24
 (Prerefunded 8/15/04+) (MBIA Insured)                   250            256

 Harris County Health Fac. Dev. Corp.
 Memorial Hermann Healthcare, 6.375%, 6/1/29             250            271

 St. Luke's Episcopal, 5.375%, 2/15/26                   1,000          1,010

 Texas Childrens Hosp., 5.375%, 10/1/12                  800            855

 Houston, GO, 5.50%, 3/1/18 (FSA Insured)                500            545

 Houston, 6.40%, 6/1/27                                  250            272

 Houston Water & Sewer System, 5.75%, 12/1/18
 (Prerefunded 12/1/12+) (AMBAC Insured)                  485            557

 Port Corpus Christi IDC, PCR, Citgo Petroleum, 8.25%,
 11/1/31 #                                               250            264

 Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22      250            259

 Total Texas (Cost  $6,707)                                             7,094

 UTAH  0.6%
 Intermountain Power Agency, 5.75%, 7/1/16 (MBIA
 Insured)                                                500            549

 Total Utah (Cost  $491)                                                549

 VIRGINIA  4.3%
Fairfax County Water Auth., 5.80%, 1/1/16 (Escrowed to
 Maturity)                                               830            924

 Greater Richmond Convention Center, 6.125%, 6/15/29     1,250          1,362

 Henrico County Economic Dev. Auth., Bon Secours
 Health System, 5.60%, 11/15/30                          250            254

 Riverside Regional Jail Auth.
 5.875%, 7/1/14 (Prerefunded 7/1/05+) (MBIA
 Insured)                                                545            577

 5.875%, 7/1/14 (MBIA Insured)                           445            482

 York County IDA, Virginia Electric & Power, 5.50%,
 7/1/09                                                  400            422

 Total Virginia (Cost  $3,754)                                          4,021

 WASHINGTON  1.2%
 Chelan County Public Utility Dist. #1, Rock Island Hydro
  Zero Coupon, 6/1/18 (MBIA Insured)                     585            295

 Tacoma Solid Waste Utility
 5.50%, 12/1/17 (AMBAC Insured)                          665            724

 5.50%, 12/1/17 (Prerefunded 12/1/07+) (AMBAC
 Insured)                                                135            149

 Total Washington (Cost  $1,054)                                        1,168

 WISCONSIN  0.4%
 Oconto Falls CDA, Oconto Falls Tissue, 7.75%, 12/1/22 # 200            150

 Wisconsin HEFA, National Regency of New Berlin, 8.00%,
 8/15/25                                                 200            206

 Total Wisconsin (Cost  $395)                                           356

 Total Investments in Securities
 98.4% of Net Assets (Cost  $88,984)                     $              92,968

(1)       Denominated in U.S. dollars unless otherwise noted
 #        Interest subject to alternative minimum tax
 +        Used in determining portfolio maturity
 144A     Security was purchased pursuant to Rule
          144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers --total value of such securities at period-end amounts to
          $571 and represents 0.6% of net assets
 AMBAC    AMBAC Assurance Corp.
 CDA      Community Development Administration
 COP      Certificates of Participation
 FGIC     Financial Guaranty Insurance Company
 FNMA     Federal National Mortgage Association
 FSA      Financial Security Assurance Inc.
 GO       General Obligation
 HEFA     Health & Educational Facility Authority
 HFA      Health Facility Authority
 HFC      Housing Finance Corp.
 HFFA     Health Facility Financing Authority
 HHEFA    Health & Higher Educational Facility Authority
 IDA      Industrial Development Authority/Agency
 IDC      Industrial Development Corp.
 IDRB     Industrial Development Revenue Bond
 MBIA     MBIA Insurance Corp.
 PCR      Pollution Control Revenue
 STEP     Stepped coupon bond for which the coupon
          rate of interest will adjust on
          specified future
          date(s)
 VRDN     Variable-Rate Demand Note

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Income Fund
Unaudited
July 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income exempt from federal income taxes.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES
At July 31, 2004, the cost of investments for federal income tax purposes was $88,955,000. Net unrealized gain aggregated $4,013,000 at period-end, of which $4,335,000 related to appreciated investments and $322,000 related to depreciated investments.


Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     September 17, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     September 17, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     September 17, 2004